Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Impairment loss on goodwill			$ 7,570,471	$ 3,288,847	$ 26,898,016
Post tax discount rate	11.00%
Pre tax discount rate				9.40%
Business plan duration	3 years			3 years
Operating result growth rate	3.50%			3.00%
Impairment charge				$ 1,527,000
Sprout
Goodwill [Line Items]
Impairment loss on goodwill	$ 7,570,471
Impairment charge	$ 0	$ 2,593,529